GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
May 31, 2026 (Unaudited)
Additional Investment Information
Shares Description Value
a a
Underlying Funds (Class R6 Shares)
(a)
– 86.5%
Equity – 86.5%
16,363,568 Goldman Sachs  U.S. Equity
Dividend and Premium Fund $ 326,289,541
6,805,436 Goldman Sachs International
Equity Dividend and Premium
Fund 63,426,663
2,489,298 Goldman Sachs Emerging
Markets Equity Insights Fund 35,596,958
767,331 Goldman Sachs Small Cap
Equity Insights Fund* 26,695,454
599,420 Goldman Sachs International
Small Cap Insights Fund 11,227,135
TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $245,796,726)
463,235,751
a
Exchange-Traded Funds – 5.7%
360,213 iShares Core S&P Mid-Cap ETF 26,871,890
14,058 State Street Health Care Select
Sector SPDR ETF 2,101,249
8,246 iShares MSCI Mexico ETF 646,734
21,400 Sprott Physical Uranium Trust* 423,142
447 Invesco Nasdaq 100 ETF 135,870
1,623 iShares Core MSCI Emerging
Markets ETF 135,472
1,149 Vanguard Russell 2000 ETF 134,812
6,777 Invesco Optimum Yield
Diversified Commodity Strategy
No K-1 ETF 119,411
125 iShares Core S&P 500 ETF 95,006
1,198 Sprott Physical Gold Trust* 41,235
TOTAL EXCHANGE-TRADED FUNDS
(Cost $24,515,342)
30,704,821
Shares Dividend Rate Value
aa
Investment Company – 5.9%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
31,891,228 3.683% $ 31,891,228
(Cost $31,891,228)
TOTAL INVESTMENTS – 98.1%
(Cost $302,203,296)
$ 525,831,800
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.9%
10,290,724
NET ASSETS – 100.0%
$ 536,122,524
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli New Shekel
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At May 31, 2026, the
Portfolio
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
AUD 1,050,000 USD 723,686 6/17/2026 $ 30,779
CHF 650,000 USD 819,750 6/17/2026 14,341
DKK 2,060,000 USD 319,925 6/17/2026 1,818
EUR 2,720,000 USD 3,155,181 6/17/2026 19,507
GBP 820,000 USD 1,085,196 6/17/2026 19,069
NOK 100,000 USD 10,323 6/17/2026 490
NZD 40,000 USD 23,050 6/17/2026 916
SEK 2,175,000 USD 230,658 6/17/2026 5,091
SGD 90,000 USD 70,379 6/17/2026 216
USD 65,336 AUD 90,000 6/17/2026 668
USD 4,124,139 CHF 3,180,844 6/17/2026 42,429
USD 966,428 DKK 6,170,000 6/17/2026 2,758
USD 15,941,024 EUR 13,624,225 6/17/2026 39,310
USD 135,178 GBP 100,000 6/17/2026 512

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
(continued)
USD 5,589,898 HKD 43,640,000 6/17/2026 $ 18,500
USD 9,925,434 JPY 1,545,272,100 6/17/2026 210,862
USD 1,365,994 SEK 12,450,000 6/17/2026 16,534
USD 616,287 SGD 780,000 6/17/2026 4,462
TRY 28,100,000 USD 541,572 9/16/2026 10,154
TOTAL
$ 438,416
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
HKD 1,300,000 USD 166,446 6/17/2026 (479)
JPY 150,000,000 USD 951,197 6/17/2026 (8,201)
NOK 150,000 USD 16,362 6/17/2026 (144)
USD 3,103,027 AUD 4,389,962 6/17/2026 (51,329)
USD 192,308 CHF 150,000 6/17/2026 (175)
USD 878,222 CNH 6,017,241 6/17/2026 (12,171)
USD 6,230,933 GBP 4,659,415 6/17/2026 (43,735)
USD 327,606 ILS 1,000,000 6/17/2026 (27,086)
USD 457,650 MXN 8,125,000 6/17/2026 (10,405)
USD 264,588 NOK 2,550,000 6/17/2026 (11,127)
USD 89,279 NZD 150,000 6/17/2026 (592)
USD 80,623 SEK 750,000 6/17/2026 (670)
USD 547,647 TRY 28,100,000 9/16/2026 (4,078)
TOTAL
$ (170,192)
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
FTSE/JSE Top 40 Index 9 06/18/26 $ 595,027 $ (5,624)
IFSC NIFTY 50 17 06/30/26 806,565 (1,690)
U.S. Treasury 10 Year Note 104 09/21/26 11,427,000 76,363
U.S. Treasury 2 Year Note 74 09/30/26 15,290,250 14,932
U.S. Treasury 5 Year Note 84 09/30/26 9,010,312 34,326
Total
$ 118,307
Short position contracts:
MSCI China Index (206) 06/19/26 (6,286,090) 73,166
Total Futures Contracts
$ 191,473
SWAP CONTRACTS
— At May 31, 2026, the Fund had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
0.000%
(b)
1 Day BZDIO 1/2/2030 BRL 5,597 $ (16,289) $ – $ (16,289)
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to May 31,
2026.
(b)
Payments made annually.
Additional Investment Information  ( continued )

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS
Reference Obligation/Index
Financing Rate
Received (Paid) by
the Fund Counterparty
Termination
Date
(a)
Notional
Amount (000's)
Upfront
Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)*
SXDR 1.109%
(b)
JPMorgan Chase 08/05/2026 $ 1,009 $ – $ 13,050
SXDR 1.109%
(b)
JPMorgan Chase 08/05/2026 612 – 7,913
TOTAL $ 20,963
* There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b) Payments made quarterly.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At May 31, 2026, the Fund had the following purchased and written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
Health Care
Select
Sector
SPDR Fund
Morgan
Stanley Co.,
Inc. $ 135.00 06/19/2026 6,281 $ 6,281 $ 93,533 $ 64,887 $ 28,646
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
Health Care
Select
Sector
SPDR Fund
Morgan
Stanley Co.,
Inc. $ 146.00 06/19/2026 (6,281) $ (6,281) $ (29,358) $ (32,125) $ 2,767
Puts
iShares Expanded
Tech-
Software
Sector ETF
Morgan
Stanley Co.,
Inc. $ 79.33 07/20/2026 (7,700) $ (7,700) $ (2,483) $ (20,316) $ 17,833
Total written option contracts (13,981) $ (13,981) $ (31,841) $ (52,441) $ 20,600
OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
CALL EUR/GBP
0.8824 6/26
Bank of
America N.A. EUR 0.88 06/12/2026 780,000 $ 780,000 $ 80 $ 11,675 $ (11,595)
Puts
PUT EUR/BRL
5.85
Deutsche
Bank EUR 5.85 07/06/2026 2,100,000 $ 2,100,000 $ 15,845 $ 12,679 $ 3,166
Total purchased option contracts 2,880,000 $ 2,880,000 $ 15,925 $ 24,354 $ (8,429)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
CALL EUR/GBP
0.9075 6/26
Bank of
America N.A. EUR 0.91 06/12/2026 (780,000) $ (780,000) $ - $ (4,392) $ 4,392
Additional Investment Information  ( continued )

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Puts
PUT EUR/BRL
5.7
Deutsche
Bank EUR 5.70 07/06/2026 (2,100,000) $ (2,100,000) $ (2,582) $ (3,523) $ 941
Total written option contracts (2,880,000) $ (2,880,000) $ (2,582) $ (7,915) $ 5,333
Investment Abbreviations:
BZDIO — Brazil Interbank Rate
Additional Investment Information  ( continued )
**End swaps header** (continued)

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
May 31, 2026 (Unaudited)
Additional Investment Information
Shares Description Value
a a
Underlying Funds (Class R6 Shares)
(a)
– 89.9%
Equity – 89.9%
71,004,334 Goldman Sachs U.S. Tax-
Managed Equity Fund $ 4,192,805,913
35,898,404 Goldman Sachs International
Tax-Managed Equity Fund 678,838,820
29,319,679 Goldman Sachs Emerging
Markets Equity Insights Fund 419,271,407
6,284,234 Goldman Sachs International
Small Cap Insights Fund 117,703,707
TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $2,156,108,124)
5,408,619,847
a
Exchange-Traded Funds – 1.7%
607,602 iShares Core MSCI EAFE ETF 59,557,148
147,535 State Street Health Care Select
Sector SPDR ETF 22,052,056
79,716 iShares MSCI Mexico ETF 6,252,126
236,600 Sprott Physical Uranium Trust* 4,678,284
5,000 Invesco Nasdaq 100 ETF 1,519,800
18,124 iShares Core MSCI Emerging
Markets ETF 1,512,810
12,836 Vanguard Russell 2000 ETF 1,506,048
75,671 Invesco Optimum Yield
Diversified Commodity Strategy
No K-1 ETF 1,333,323
1,397 iShares Core S&P 500 ETF 1,061,790
13,376 Sprott Physical Gold Trust* 460,402
TOTAL EXCHANGE-TRADED FUNDS
(Cost $89,529,652)
99,933,787
Shares Dividend Rate Value
aa
Investment Company – 6.5%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
393,683,721 3.683% $ 393,683,721
(Cost $393,683,721)
TOTAL INVESTMENTS – 98.1%
(Cost $2,639,321,497)
$ 5,902,237,355
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.9%
115,335,603
NET ASSETS – 100.0%
$ 6,017,572,958
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli New Shekel
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At May 31, 2026, the
Portfolio
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
AUD 10,240,000 USD 7,057,766 6/17/2026 $ 300,067
CHF 9,470,000 USD 11,943,152 6/17/2026 208,904
DKK 21,580,000 USD 3,351,503 6/17/2026 18,998
EUR 39,020,000 USD 45,261,522 6/17/2026 281,243
GBP 12,135,000 USD 16,059,459 6/17/2026 282,314
ILS 400,000 USD 127,542 6/17/2026 14,335
NOK 1,800,000 USD 185,807 6/17/2026 8,815
NZD 330,000 USD 190,159 6/17/2026 7,559
SEK 34,350,000 USD 3,642,820 6/17/2026 80,388
SGD 1,600,000 USD 1,251,181 6/17/2026 3,844
USD 47,911,573 CHF 36,952,984 6/17/2026 492,909
USD 9,572,910 DKK 61,130,000 6/17/2026 25,240
USD 175,099,881 EUR 149,673,958 6/17/2026 405,726

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
(continued)
USD 60,475,954 HKD 472,120,000 6/17/2026 $ 201,690
USD 110,365,873 JPY 17,168,154,282 6/17/2026 2,435,850
USD 16,062,775 SEK 146,400,000 6/17/2026 194,429
USD 6,969,362 SGD 8,820,000 6/17/2026 51,040
TRY 309,500,000 USD 5,965,001 9/16/2026 111,838
TOTAL
$ 5,125,189
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
HKD 15,430,000 USD 1,975,592 6/17/2026 (5,686)
JPY 3,262,000,000 USD 20,685,487 6/17/2026 (178,464)
USD 32,765,687 AUD 46,354,774 6/17/2026 (541,997)
USD 9,585,290 CNH 65,680,515 6/17/2026 (133,693)
USD 71,746,528 GBP 53,651,169 6/17/2026 (503,592)
USD 3,461,254 ILS 10,600,000 6/17/2026 (298,478)
USD 4,717,311 MXN 83,750,000 6/17/2026 (107,256)
USD 2,931,218 NOK 28,250,000 6/17/2026 (123,267)
USD 875,031 NZD 1,470,000 6/17/2026 (5,714)
USD 6,031,919 TRY 309,500,000 9/16/2026 (44,919)
TOTAL
$ (1,943,066)
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
FTSE/JSE Top 40 Index 101 06/18/26 $ 6,677,523 $ (63,115)
IFSC NIFTY 50 200 06/30/26 9,489,000 (19,879)
STOXX EUROPE 600 Index 4 06/19/26 – (145,696)
TOPIX Index 4 06/12/26 995,071 49,740
U.S. Treasury 10 Year Note 1,151 09/21/26 126,466,125 845,136
U.S. Treasury 2 Year Note 827 09/30/26 170,878,875 166,877
U.S. Treasury 5 Year Note 935 09/30/26 100,293,360 382,078
Total
$ 1,215,141
Short position contracts:
MSCI China Index (2,068) 06/19/26 (63,105,020) 734,502
Total Futures Contracts
$ 1,949,643
SWAP CONTRACTS
— At May 31, 2026, the Fund had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
0.000%
(b)
1 Day BZDIO 1/2/2030 BRL 60,127 $ (145,684) $ 15,334 $ (161,018)
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to May 31,
2026.
(b)
Payments made annually.
Additional Investment Information  ( continued )

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS
Reference Obligation/Index
Financing Rate
Received (Paid) by
the Fund Counterparty
Termination
Date
(a)
Notional
Amount (000's)
Upfront
Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)*
SXDR 2.271%
(b)
JPMorgan Chase 08/05/2026 $ 11,112 $ – $ 143,716
SXDR 2.100%
(b)
JPMorgan Chase 08/05/2026 6,479 – 83,796
TOTAL $ 227,512
* There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b) Payments made quarterly.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At May 31, 2026, the Fund had the following purchased and written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
Health Care
Select
Sector
SPDR Fund
Morgan
Stanley Co.,
Inc. $ 135.00 06/19/2026 67,328 $ 67,328 $ 1,002,616 $ 695,546 $ 307,070
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
Health Care
Select
Sector
SPDR Fund
Morgan
Stanley Co.,
Inc. $ 146.00 06/19/2026 (67,328) $ (67,328) $ (314,695) $ (344,355) $ 29,660
Puts
iShares Expanded
Tech-
Software
Sector ETF
Morgan
Stanley Co.,
Inc. $ 79.33 07/20/2026 (84,200) $ (84,200) $ (27,159) $ (222,162) $ 195,003
Total written option contracts (151,528) $ (151,528) $ (341,854) $ (566,517) $ 224,663
OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
CALL EUR/GBP
0.8824
Bank of
America EUR 0.88 06/12/2026 8,640,000 $ 8,640,000 $ 889 $ 130,175 $ (129,286)
Puts
PUT EUR/BRL
5.85
Barclays
Capital, Inc. EUR 5.85 07/06/2026 22,400,000 $ 22,400,000 $ 169,007 $ 151,148 $ 17,859
Total purchased option contracts 31,040,000 $ 31,040,000 $ 169,896 $ 281,323 $ (111,427)
Additional Investment Information  ( continued )
**End swaps header** (continued)

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
CALL EUR/GBP
0.9075
Bank of
America EUR 0.91 06/12/2026 (8,640,000) $ (8,640,000) $ (1) $ (48,974) $ 48,973
Puts
PUT EUR/BRL
5.70
Barclays
Capital, Inc. EUR 5.70 07/06/2026 (22,400,000) $ (22,400,000) $ (27,538) $ (46,766) $ 19,228
Total written option contracts (31,040,000) $ (31,040,000) $ (27,539) $ (95,740) $ 68,201
Investment Abbreviations:
BZDIO — Brazil Interbank Rate
Additional Investment Information  ( continued )
**End swaps header** (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments.
To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying
Fund’s shareholder report.
Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i . Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member
(“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A total return swap is an agreement that gives a Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a
Portfolio may also be required to pay the dollar value of that decline to the counterparty.
Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV.
To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy— The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of May 31,
2026:
Enhanced Dividend Global Equity Portfolio
Investment Type
Level 1 Level 2 Level 3
Assets
Underlying Funds $ 463,235,751 $ — $ —
Exchange-Traded Funds 30,704,821 — —
Investment Companies 31,891,228 — —
Total
$ 525,831,800 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Forward Foreign Currency Exchange Contracts
(a)
$ — $ 438,416 $ —
Futures Contracts
(a)
198,787 — —
Purchased Options Contracts — 109,458 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:
Counterparty Risk
— Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations,
Total Return Swap Contracts
(a)
$ — $ 20,963 $ —
Total
$ 198,787 $ 568,837 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (170,192) $ —
Futures Contracts
(a)
(7,314) — —
Interest Rate Swap Contracts
(a)
— (16,289) —
Written Options Contracts — (34,423) —
Total
$ (7,314) $ (220,904) $ —
€ 1.00 € 1.00 € 1.00
Tax-Advantaged Global Equity Portfolio
Investment Type
Level 1 Level 2 Level 3
Assets
Underlying Funds $ 5,408,619,847 $ — $ —
Exchange-Traded Funds 99,933,787 — —
Investment Companies 393,683,721 — —
Total
$ 5,902,237,355 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Forward Foreign Currency Exchange Contracts
(a)
$ — $ 5,125,189 $ —
Futures Contracts
(a)
2,178,333 — —
Purchased Options Contracts — 1,172,512 —
Total Return Swap Contracts
(a)
— 227,512 —
Total
$ 2,178,333 $ 6,525,213 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (1,943,066) $ —
Futures Contracts
(a)
(228,690) — —
Interest Rate Swap Contracts
(a)
— (161,018) —
Written Options Contracts — (369,393) —
Total
$ (228,690) $ (2,473,477) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.
Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.
Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of May 31, 2026, the Enhanced Dividend
Global Equity Portfolio invested 60.9% and 11.8% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund
(the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the
“International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying
Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500
®
Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500
®
Index or related exchange-traded funds in an amount that is between
20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley
Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This
Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.
As of May 31, 2026, the Tax-Advantaged Global Equity Portfolio invested 69.7% and 11.3% of its net assets in the Goldman Sachs
U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity
Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying
Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax- Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S.
issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE
Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.
The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an
Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the underlying fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that
Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so.
The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.
Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund
may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the
Portfolio and the Underlying Fund have unsettled or open transactions defaults.
Tax-Managed Investment Risk — Because the investment adviser balances investment considerations and tax considerations, the pre-
tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity
Portfolio to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)